Changes in Reserve of remeasurements (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Changes in Reserve of remeasurements [Abstract]
Beginning balance	₩ (117,779)	₩ (219,381)
Changes	(77,828)	76,395
Income tax effect	14,971	(40,235)	₩ 53,703
Transfer to reserve for business expansion	11,402	65,442
Ending balance	₩ (169,234)	₩ (117,779)	₩ (219,381)